Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

13. INCOME TAXES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Singapore

SinCo and TOYO Singapore are subject to corporate income tax for its business operation in Singapore. Tax on corporate income is imposed at a flat rate of 17%.

Vietnam

TOYO Solar is subject to Vietnam Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant Vietnam income tax laws. The Vietnam’s statutory, Enterprise Income Tax (“EIT”) rate is 20%.

As a new enterprise, the Company received the preferential tax treatments since its inception, and is exempt from income taxes for the first two years since the year ended December 31, 2023. When Company generated taxable income through year 2024, the Company is entitled to income tax rate of 8.5%, which is half of preferential income tax rate of 17% for four years ended December 31, 2025 through 2028.

China

Under the Enterprise Income Tax (“EIT”) Law in the PRC, the unified EIT rate for domestic enterprises and foreign invested enterprises is 25%, except for available preferential tax treatments.

USA

In the United States, TOYO USA Holding, TOYO America, TOYO Solar LLC, TOYO Texas and TOYO Energy are subject to federal and state income taxes on its business operations.

The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), the One Big Beautiful Bill Act and Inflation Reduction Act. No material impact on the Company is expected based on our analysis. We will continue to monitor the potential impact going forward.

Ethiopia

TOYO Ethiopia is subject to corporate income tax at a standard rate of 30% on its business operations in Ethiopia. In accordance with the investment incentive framework of Ethiopia, eligible manufacturing entities may be granted corporate income tax exemptions upon approval by the Ethiopian Investment Commission. TOYO Ethiopia is entitled to a four-year exemption from corporate income tax commencing from the date of establishment. The Company obtained its Ethiopian business license on February 21, 2025. The tax exemption period covers the fiscal years from 2025 to 2028.

Income/(loss) before income tax expense is attributable to the following geographic locations:

	For the Year Ended December 31,
	2025	2024	2023
Cayman	$(16,078,341)	$29,501,693	$—
Singapore	89,029,151	301,398	—
Vietnam	(16,139,376)	9,436,467	9,889,155
China	4,616	(503,007)	—
USA	(7,810,814)	3,018,236	—
Ethiopia	3,517,537	(473,230)	—
Total	$52,522,773	$41,281,557	$9,889,155

The income tax provision consists of the following components:

	For the Year Ended December 31,
	2025	2024	2023
Current income tax expenses
Cayman	$—	$—	$—
Singapore	15,298,124	51,238	—
Vietnam	—	—	—
China	—	—	—
USA	250,224	730,000	—
Ethiopia	—	—	—
Total	$15,548,348	$781,238	$—
Deferred income tax expenses
Cayman	—	—	—
Singapore	(178,107)	—	—
Vietnam	—	—	—
China	—	—	—
USA	—	—	—
Ethiopia	—	—	—
Total	$(178,107)	$—	$—
Total income tax expenses
Cayman	—	—	—
Singapore	15,120,017	51,238	—
Vietnam	—	—	—
China	—	—	—
USA	250,224	730,000	—
Ethiopia	—	—	—
Total	$15,370,241	$781,238	$—

The reconciliation of income tax expenses computed at the statutory tax rate applicable to income tax expenses is as follows:

	For the Year Ended December 31,
	2025	2024	2023
Net income before tax	$52,522,773	$41,281,557	$9,889,155
Provision for income taxes at Vietnam statutory income tax rate (20%)	10,504,555	8,256,311	1,997,831
Effect of non-deductible expenses	35,977	1,835	99,413
Effect of preferential income taxes	959,597	(1,740,475)	(2,097,244)
Effect of different income tax rates in other jurisdictions	803,732	(5,951,672)	—
Effect of changes in tax rates	—	(259,743)	—
Effect of changes in valuation allowance	2,734,014	474,982	—
Effect of true-up on net operating losses	82,143	—	—
Effect of state income taxes, net of federal benefit*	250,223	—	—
Effective income tax expenses	$15,370,241	$781,238	$—

*	For the year ended December 31, 2025, the Company did not recognize a current federal tax benefit related to state income taxes as it incurred a federal net operating loss.

The significant components of deferred taxes were as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Lease liabilities	$6,629,247	$6,900,691
Inventory write down	611,670	249,367
Net operating losses	2,444,363	245,205
Total deferred tax assets	9,685,280	7,395,263
Less: valuation allowance	(3,186,778)	(474,982)
Total deferred tax assets, net of valuation allowance	6,498,502	6,920,281

Deferred tax liabilities:
Right of use assets	(6,320,395)	(6,920,281)
Net deferred tax assets	$178,107	$—

The changes related to valuation allowance are as follows:

	For the Year Ended December 31,
	2025	2024	2023
Balance at beginning of the year	$474,982	$—	$—
Additions	2,853,289	474,982	—
Reversals	(119,275)	—	—
Foreign exchange adjustment	(22,218)	—	—
Balance at end of the year	$3,186,778	$474,982	$—

Total net operating losses (NOLs) carryforwards of the Company’s Vietnam subsidiary is $14,895,980 as of December 31, 2025 will expire in calendar year 2030, if not utilized. The NOLs carryforwards of the Company’s USA subsidiaries subsidiary is $5,653,513 as of December 31, 2025, which can be carried forward without an expiration date.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Company’s history of losses and uncertainty regarding future profitability and concluded that it is more likely than not that the Company will not generate future taxable income to utilize the deferred tax assets. Accordingly, as of December 31, 2025 and 2024, a $3,186,778 and $474,982 valuation allowance has been established, respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Company did not have any unrecognized uncertain tax positions. For the years ended December 31, 2025, 2024 and 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.

The Company and its subsidiaries’ major tax jurisdictions are Vietnam, Singapore, Ethiopia, PRC and the United States. Income tax returns of the Company and its subsidiaries remain open and subject to examination by the local tax authorities of Vietnam, Singapore, Ethiopia, PRC and the United States until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Vietnam, Singapore, Ethiopia, PRC and the United States are between 3 and 5 years.